Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	RECON CAPITAL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Document Creation Date	dei_DocumentCreationDate	May 18, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 18, 2016
Prospectus Date	rr_ProspectusDate	May 19, 2016